EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Net income	$ 10,685	$ 6,245	$ 7,942 [1]
Weighted-average number of shares outstanding used in computing basic net earnings per share	27,783,834	26,400,961	26,681,749
Dilutive effect: stock options and RSUs	917,002	1,398,002	1,319,679
Total weighted-average number of shares used in computing diluted net earnings per share	28,700,836	27,798,963	28,001,428
Basic net income per share	$ 0.38	$ 0.24	$ 0.3
Diluted net income per share	$ 0.37	$ 0.22	$ 0.28
Options to Purchase Ordinary Shares and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities

[1]	Including one time repayment of OCS grants